Segments (Summary of Segment Information) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information, Additional Information [Abstract]
Operating revenues	$ 828.1	$ 536.0	$ 2,520.5	$ 2,632.8	$ 3,931.3
Intersegment Revenues	0.0	0.0	0.0	0.0	0.0
Costs of product/services sold	683.5	363.4	1,925.1	1,883.5	3,165.3
Operations and maintenance	33.7	41.8	158.1	190.2	203.3
General and administrative	26.4	23.0	88.2	116.3	100.2
Loss on long-lived assets, net			(65.6)	(821.2)	(1.9)
Goodwill impairment	0.0	(109.7)	(162.6)	(1,406.3)	(48.8)
Loss on contingent consideration			0.0	0.0	(8.6)
Earnings from unconsolidated affiliates, net	8.1	6.5	31.5	(60.8)	(0.7)
Other income, net	0.1	0.1	0.5	0.6	0.6
EBITDA	92.7	4.7	152.9	(1,844.9)	403.1
Goodwill	199.0		199.0	1,085.5	2,491.8
Total assets	4,374.8		4,448.9	5,762.8
Payments to Acquire Property, Plant, and Equipment	22.7	55.6	100.7	182.7	424.0
Gathering and Processing Operations
Segment Reporting Information, Additional Information [Abstract]
Operating revenues	368.6	238.9	1,118.8	1,381.0	2,166.8
Intersegment Revenues	30.3	20.5	108.6	66.7	50.0
Costs of product/services sold	316.6	179.8	917.0	1,103.9	1,859.9
Operations and maintenance	17.4	17.8	77.0	89.0	102.8
General and administrative	0.0	0.0	0.0	0.0	0.0
Loss on long-lived assets, net			(2.0)	(787.3)	(32.7)
Goodwill impairment		(8.6)	(8.6)	(329.7)	(18.5)
Loss on contingent consideration					(8.6)
Earnings from unconsolidated affiliates, net	1.6	5.1	20.3	(43.4)	0.5
Other income, net	0.0	0.0	0.0	0.0	0.0
EBITDA	66.5	58.3	243.1	(905.6)	194.8
Goodwill	45.9		45.9	54.5
Total assets	2,363.8		2,359.7	2,325.2
Payments to Acquire Property, Plant, and Equipment			76.6	132.7	327.9
Storage and Transportation
Segment Reporting Information, Additional Information [Abstract]
Operating revenues	10.0	59.4	165.3	266.3	264.6
Intersegment Revenues	1.8	0.4	4.2	0.0	0.0
Costs of product/services sold	0.0	2.9	5.1	20.1	33.3
Operations and maintenance	1.1	7.2	21.4	31.7	28.8
General and administrative	0.0	0.0	0.0	0.0	0.0
Loss on long-lived assets, net			(32.2)	(1.6)	33.8
Goodwill impairment		(13.7)	(44.9)	(623.4)	0.0
Loss on contingent consideration					0.0
Earnings from unconsolidated affiliates, net	6.5	1.4	11.2	(17.4)	(1.2)
Other income, net	0.0	0.0	0.0	0.0	0.0
EBITDA	17.2	37.4	77.1	(427.9)	235.1
Goodwill			0.0	771.2
Total assets	1,080.7		1,094.6	2,217.4
Payments to Acquire Property, Plant, and Equipment			3.3	26.4	37.0
Marketing Supply and Logistics
Segment Reporting Information, Additional Information [Abstract]
Operating revenues	449.5	237.7	1,236.4	985.5	1,499.9
Intersegment Revenues	(32.1)	(20.9)	(112.8)	(66.7)	(50.0)
Costs of product/services sold	366.9	180.7	1,003.0	759.5	1,272.1
Operations and maintenance	15.2	16.8	59.7	69.5	71.7
General and administrative	0.0	0.0	0.0	0.0	0.0
Loss on long-lived assets, net			(31.4)	(32.3)	(3.0)
Goodwill impairment		(87.4)	(109.1)	(453.2)	(30.3)
Loss on contingent consideration					0.0
Earnings from unconsolidated affiliates, net	0.0	0.0	0.0	0.0	0.0
Other income, net	0.0	0.0	0.0	0.0	0.0
EBITDA	35.3	(68.1)	(79.6)	(395.7)	72.8
Goodwill	153.1		153.1	259.8
Total assets	906.1		972.2	1,083.7
Payments to Acquire Property, Plant, and Equipment			19.1	22.8	50.9
Corporate
Segment Reporting Information, Additional Information [Abstract]
Operating revenues	0.0	0.0	0.0	0.0	0.0
Intersegment Revenues	0.0	0.0	0.0	0.0	0.0
Costs of product/services sold	0.0	0.0	0.0	0.0	0.0
Operations and maintenance	0.0	0.0	0.0	0.0	0.0
General and administrative	26.4	23.0	88.2	116.3	100.2
Loss on long-lived assets, net			0.0	0.0	0.0
Goodwill impairment		0.0	0.0	0.0	0.0
Loss on contingent consideration					0.0
Earnings from unconsolidated affiliates, net	0.0	0.0	0.0	0.0	0.0
Other income, net	0.1	0.1	0.5	0.6	0.6
EBITDA	(26.3)	(22.9)	(87.7)	(115.7)	(99.6)
Goodwill	0.0		0.0	0.0
Total assets	24.2		22.4	136.5
Payments to Acquire Property, Plant, and Equipment			1.7	0.8	8.2
Crestwood Midstream Partners LP
Segment Reporting Information, Additional Information [Abstract]
Operating revenues	828.1	536.0	2,520.5	2,632.8	3,917.5
Intersegment Revenues	0.0	0.0	0.0	0.0	0.0
Costs of product/services sold	683.5	363.4	1,925.1	1,883.5	3,154.8
Operations and maintenance	33.7	41.7	155.0	188.7	195.4
General and administrative	25.5	22.2	85.6	105.6	91.7
Loss on long-lived assets, net			(65.6)	(227.8)	(35.1)
Goodwill impairment	0.0	(109.7)	(162.6)	(1,149.1)	(48.8)
Loss on contingent consideration			0.0	0.0	(8.6)
Earnings from unconsolidated affiliates, net	8.1	6.5	31.5	(60.8)	(0.7)
EBITDA	93.5	5.5	158.1	(982.7)	382.4
Goodwill	199.0		199.0	1,085.5	2,234.6
Total assets	4,564.1		4,640.6	5,963.6
Payments to Acquire Property, Plant, and Equipment	22.7	55.6	100.7	182.7	421.7
Crestwood Midstream Partners LP | Gathering and Processing Operations
Segment Reporting Information, Additional Information [Abstract]
Operating revenues	368.6	238.9	1,118.8	1,381.0	2,166.8
Intersegment Revenues	30.3	20.5	108.6	66.7	50.0
Costs of product/services sold	316.6	179.8	917.0	1,103.9	1,859.9
Operations and maintenance	17.4	17.8	77.0	89.0	102.8
General and administrative	0.0	0.0	0.0	0.0	0.0
Loss on long-lived assets, net			(2.0)	(194.1)	(32.7)
Goodwill impairment		(8.6)	(8.6)	(72.5)	(18.5)
Loss on contingent consideration					(8.6)
Earnings from unconsolidated affiliates, net	1.6	5.1	20.3	(43.4)	0.5
EBITDA	66.5	58.3	243.1	(55.2)	194.8
Goodwill	45.9		45.9	54.5
Total assets	2,562.4		2,561.9	2,541.6
Payments to Acquire Property, Plant, and Equipment			76.6	132.7	327.9
Crestwood Midstream Partners LP | Storage and Transportation
Segment Reporting Information, Additional Information [Abstract]
Operating revenues	10.0	59.4	165.3	266.3	250.8
Intersegment Revenues	1.8	0.4	4.2	0.0	0.0
Costs of product/services sold	0.0	2.9	5.1	20.1	22.8
Operations and maintenance	1.1	7.1	18.3	30.2	22.1
General and administrative	0.0	0.0	0.0	0.0	0.0
Loss on long-lived assets, net			(32.2)	(1.4)	0.6
Goodwill impairment		(13.7)	(44.9)	(623.4)	0.0
Loss on contingent consideration					0.0
Earnings from unconsolidated affiliates, net	6.5	1.4	11.2	(17.4)	(1.2)
EBITDA	17.2	37.5	80.2	(426.2)	205.3
Goodwill	0.0		0.0	771.2
Total assets	1,080.7		1,094.6	2,216.7
Payments to Acquire Property, Plant, and Equipment			3.3	26.4	36.4
Crestwood Midstream Partners LP | Marketing Supply and Logistics
Segment Reporting Information, Additional Information [Abstract]
Operating revenues	449.5	237.7	1,236.4	985.5	1,499.9
Intersegment Revenues	(32.1)	(20.9)	(112.8)	(66.7)	(50.0)
Costs of product/services sold	366.9	180.7	1,003.0	759.5	1,272.1
Operations and maintenance	15.2	16.8	59.7	69.5	70.5
General and administrative	0.0	0.0	0.0	0.0	0.0
Loss on long-lived assets, net			(31.4)	(32.3)	(3.0)
Goodwill impairment		(87.4)	(109.1)	(453.2)	(30.3)
Loss on contingent consideration					0.0
Earnings from unconsolidated affiliates, net	0.0	0.0	0.0	0.0	0.0
EBITDA	35.3	(68.1)	(79.6)	(395.7)	74.0
Goodwill	153.1		153.1	259.8
Total assets	906.1		972.2	1,083.7
Payments to Acquire Property, Plant, and Equipment			19.1	22.8	50.9
Crestwood Midstream Partners LP | Corporate
Segment Reporting Information, Additional Information [Abstract]
Operating revenues	0.0	0.0	0.0	0.0	0.0
Intersegment Revenues	0.0	0.0	0.0	0.0	0.0
Costs of product/services sold	0.0	0.0	0.0	0.0	0.0
Operations and maintenance	0.0	0.0	0.0	0.0	0.0
General and administrative	25.5	22.2	85.6	105.6	91.7
Loss on long-lived assets, net			0.0	0.0	0.0
Goodwill impairment		0.0	0.0	0.0	0.0
Loss on contingent consideration					0.0
Earnings from unconsolidated affiliates, net	0.0	0.0	0.0	0.0	0.0
EBITDA	(25.5)	$ (22.2)	(85.6)	(105.6)	(91.7)
Goodwill	0.0		0.0	0.0
Total assets	$ 14.9		11.9	121.6
Payments to Acquire Property, Plant, and Equipment			$ 1.7	$ 0.8	$ 6.5